Stockholders' Equity	12 Months Ended
Dec. 31, 2013
Stockholders' Equity
Stockholders' Equity

Share Repurchase Program

In 2013, 2012, and 2011, we repurchased the following shares of common stock. In all years, all of the shares purchased were retired. At December 31, 2013, $98.1 million of the $150.0 million authorization by the Board of Directors, remained available for repurchase of the Company's common stock (in thousands, except share and per share amounts).

	Shares	Weighted Average Price Per Share	Total
2011	4,824,021	$25.51	$123,077
2012	1,507,659	29.96	45,162
2013	171,263	45.54	7,799

Accumulated Other Comprehensive Income (Loss)

Changes in AOCI by component follows (dollars in thousands). Amounts in parentheses indicate losses.

	Foreign Currency Translation Adjustments	Unrealized Loss On Treasury Locks, Net	Unrealized Loss on Foreign Exchange Contracts	Unfunded Employee Benefit Obligations	Total
Balance at December 31, 2012	$—	$(31,651)	$(392)	$(81,999)	$(114,042)
Other comprehensive income before reclassifications, net of tax	(136)	—	—	32,264	32,128
Amounts reclassified from AOCI, net of tax	—	3,460	21	13,409	16,890
Net current-period other comprehensive income	(136)	3,460	21	45,673	49,018
Balance at December 31, 2013	$(136)	$(28,191)	$(371)	$(36,326)	$(65,024)

The following table presents information about reclassifications out of AOCI (dollars in thousands). Amounts in parentheses indicate expenses in the Consolidated Statement of Income.

	Amounts Reclassified from AOCI Year Ended December 31
Details about AOCI Components	2013	2012	Affected Line Item in the Statement Where Net Income is Presented
Unrealized loss on treasury locks, net	$(5,655)	$(2,988)	See (a) below
	2,195	1,167	Tax benefit
	$(3,460)	$(1,821)	Net of tax

Unrealized loss on foreign exchange contracts	$(34)	$(34)	See (b) below
	13	13	Tax benefit
	$(21)	$(21)	Net of tax

Unfunded employee benefit obligations
Amortization of prior service costs	$(16,704)	$(5,575)	See (c) below
Amortization of actuarial gains / (losses)	(5,197)	(5,368)	See (c) below
	(21,901)	(10,943)	Total before tax
	8,492	4,254	Tax benefit
	$(13,409)	$(6,689)	Net of tax
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(a)	This AOCI component is included in interest expense, net. See Note 11, Derivative Instruments and Hedging Activities, for additional information.

(b)	This AOCI component is included as depreciation in cost of sales.

(c)
These AOCI components are included in the computation of net pension and postretirement benefit costs. See Note 10, Employee Benefit Plans and Other Postretirement Benefits, for additional information.